Related Party Transactions - Schedule of Related Party Transactions (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ms. Norma Ka Yin Chu [Member]
Schedule of Related Party Transactions [Line Items]
Relationship	Founder, Chairman of the board
Financing activities:
Loans borrowed	¥ 23,219,304	¥ 17,092,525	¥ 3,760,738
Repayment of Loans	4,082,936	506,736	6,894,116
Loan interests payable			240,075
Ms. Katherine Shuk Kwan Lui [Member]
Schedule of Related Party Transactions [Line Items]
Relationship	Ex-Chief Financial Officer
Financing activities:
Loans borrowed			206,512
Repayment of Loans			383,805
Loan interests payable			2,636
Loan interests			3,073
Mr. Samuel Derk Shuen Lim [Member]
Schedule of Related Party Transactions [Line Items]
Relationship	Spouse of the Founder, shareholder of Voodoo
Financing activities:
Repayment of Loans			718,665
Loan interests payable			297,021
Loan interests		300,166
Mr. Chu Siu Wo [Member]
Schedule of Related Party Transactions [Line Items]
Relationship	Founder’s Parent
Mr. Siu Wo Chu [Member]
Financing activities:
Loans borrowed		2,109,400
Repayment of Loans		1,149,250
Reimbursement payable to Ms. Norma Ka Yin Chu [Member]
Financing activities:
Loan interests			¥ 789,935
Related Party [Member]
Financing activities:
Amounts due to related parties	8,160,511	491,089
Related Party [Member] | Ms. Norma Ka Yin Chu [Member]
Financing activities:
Amounts due to related parties	8,160,511	165,531
Related Party [Member] | Mr. Siu Wo Chu [Member]
Financing activities:
Amounts due to related parties		¥ 325,558